Additional Information-Financial Statement Schedule I	12 Months Ended
Dec. 31, 2015
Additional Information-Financial Statement Schedule I [Abstract]
Additional Information-Financial Statement Schedule I

China digital tv holding co., lTD.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands)

	As of December 31,
	2014	2015
ASSETS

Current assets:
Cash and cash equivalents	$2,482	$1,551
Accounts due from subsidiaries and VIE-current	1,821	967
Dividend receivable	6,001	6,001
Prepaid expenses and other current assets	17	189
Deferred income taxes – current	-	69

Total current assets	10,321	8,777
Accounts due from subsidiaries and VIE-non-current	1,090	1,151
Investment in subsidiaries and VIE	91,449	92,480
Deferred income tax assets non-current	138	52

Total assets	$102,998	$102,460

TOTAL LIABILITIES AND EQUITY

Current liabilities:
Accrued expenses and other current liabilities	902	577
Deferred revenue-current	634	403

Total current liabilities	1,536	980

Total Liabilities	1,536	980

Equity:
Ordinary shares	30	30
Additional paid-in capital	35,639	37,988
Retained earnings	40,284	41,812
Accumulated other comprehensive income	25,509	21,650

Total shareholders' equity	101,462	101,480

TOTAL LIABILITIES AND EQUITY	$102,998	$102,460

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE INCOME

(U.S. dollars in thousands)

	For the years ended December 31,
	2013	2014	2015

Operating expenses	$(2,388)	$(2,554)	$(702)
Interest income	15	4	-
Equity in earnings of subsidiaries and VIE	26,985	23,528	2,535

Net income before provision for income taxes	24,612	20,978	1,833

Provision for income taxes	(204)	(88)	(305)

Net income attributable to ordinary shareholders	$24,408	$20,890	$1,528

Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	2,857	(3,431)	(3,859)

Comprehensive income (loss) attributable to ordinary shareholders	$27,265	$17,459	$(2,331)

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share and per share data)

	For the years ended December 31,
	2013	2014	2015

Net cash provided by/(used in) operating activities	$76,120	$27,294	$(1,631)

Net cash (used in)/provided by financing activities	(76,884)	(28,966)	700

NET DECREASE IN CASH AND CASH EQUIVALENTS	(764)	(1,672)	(931)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	4,918	4,154	2,482

CASH AND CASH EQUIVALENTS, END OF THE YEAR	$4,154	$2,482	$1,551

CHINA DIGITAL TV HOLDING CO., LTD.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

NOTES TO THE FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of China Digital TV Holding Co., Ltd. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

4.	As of December 31, 2015, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

5.	77,500, $30,000 and nil of cash dividends were paid to the Company by its subsidiary in the years ended December 31, 2013, 2014 and 2015.